As filed with the Securities and Exchange Commission on July 6, 2007
                                     Investment Company Act File Number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1: REPORT TO STOCKHOLDERS

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DAILY TAX FREE                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                (212) 830-5200
===============================================================================


Dear Shareholders:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the period ended November 1, 2006 through April 30, 2007.

As of April 30, 2007, the Fund had net assets of $229,286,916.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,


/S/ Steven W. Duff


Steven W. Duff


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DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


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
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


-----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account     Ending Account   Expenses Paid              Annualized
              Class A                  Value 11/01/06      Value 04/30/07    During the period *     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,013.30             $5.04                1.01%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,019.79             $5.06                1.01%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
              Class B                Beginning Account     Ending Account   Expenses Paid              Annualized
                                       Value 11/01/06      Value 04/30/07    During the period *     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,014.60             $3.80                0.76%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,021.03             $3.81                0.76%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
          Thornburg Shares           Beginning Account     Ending Account   Expenses Paid              Annualized
                                       Value 11/01/06      Value 04/30/07    During the period *     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,013.30             $5.04                1.01%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,019.79             $5.06                1.01%
  expenses)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
       First Southwest Shares        Beginning Account     Ending Account   Expenses Paid              Annualized
                                       Value 11/01/06      Value 04/30/07    During the period *     Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,013.20             $5.19                1.04%
-----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,019.64             $5.21                1.04%
  expenses)
-----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period (November 1, 2006 through April 30, 2007), multiplied by 181/365 (to reflect the most recent fiscal half-year).

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
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DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                        Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value             Standard
   Amount                                                                        Date    Coupon (2)    (Note 1)   Moody's  & Poor's
---------                                                                        ----    ----------   --------    -------  --------
Tax Exempt Commercial Paper (6.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Jacksonville, FL Electric Authority (Electric System)
              Series 2000A                                                      05/16/07     3.65%   $ 2,000,000    VMIG-1    A-1+
  5,000,000   Rhode Island Health & Educational Building Corporation
              Higher Education (Brown University Project)                       05/16/07     3.68      5,000,000      P-1     A-1+
  3,700,000   San Antonio, TX Water & Sewer - Series A                          05/09/07     3.67      3,700,000      P-1     A-1+
  3,920,000   Sunshine State Governmental Financing Commission RN
              (Orlando Program) - Series H                                      05/01/07     3.60      3,920,000      P-1     A-1+
-----------                                                                                          -----------
 14,620,000   Total Tax Exempt Commercial Paper                                                       14,620,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (26.02%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Antigo, WI Unified School District TRPN (3)                       11/01/07     3.67%   $ 1,000,872
  3,080,000   Arrowhead, WI Unified High School District TRAN (3)               09/28/07     3.63      3,080,842
  1,200,000   Bonduel, WI School District TRAN (3)                              08/24/07     3.69      1,200,218
    900,000   Cadott, WI Community School District TRPN (3)                     09/28/07     3.65        900,176
  1,300,000   Columbus,  WI School District TRPN (3)                            10/29/07     3.69      1,300,559
  8,000,000   D.C. Everest, WI Area School District 2006 TRPN (3)               08/27/07     3.92      8,000,193
  1,500,000   Delavan Darien, WI School District TRPN (3)                       08/29/07     3.74      1,500,283
  3,500,000   Elkhorn, WI Area School District TRAN (3)                         08/24/07     3.73      3,500,738
  1,550,000   Fairborn, OH Tax Increment RN (Commerce Boulevard Extension)
              LOC U.S. Bank, N.A.                                               09/13/07     3.68      1,554,529      P-1    A-1+
    900,000   Florence County, WI School District TRAN  (3)                     10/26/07     3.68        900,508
  1,000,000   Glenwood City, StateWI School District TRPN (3)                   09/25/07     3.65      1,000,194
  2,760,000   Greendale, WI School District TRPN (3)                            09/26/07     3.64      2,760,647
  2,600,000   Maple Dale, WI Indian Hill School District TRPN (3)               08/30/07     3.77      2,600,248
  1,290,000   Marion County, OH BAN Legacy Crossing - Series 2006 (3)           05/03/07     3.75      1,290,051
  1,900,000   Menomonie, WI Area School District TRPN (3)                       09/04/07     3.62      1,900,501
  5,000,000   Merrill, WI Area Common Public School District TRAN (3)           10/04/07     3.60      5,001,026
  1,000,000   Michigan Public Educational Facilities Authority RN-Series 2006 A
              LOC  Bank of New York                                             08/31/07     3.85      1,002,088      P-1    A-1+
  2,690,000   Muskingum County, OH BAN (3)                                      07/17/07     3.90      2,693,272
  1,000,000   Muskingum County, OH BAN (Brandywine placeLoop) (3)               09/27/07     3.70      1,001,965
  1,600,000   Prescott, WI School District TRPN (3)                             10/24/07     3.67      1,600,737
  2,900,000   Rice Lake, WI Area School District TRPN (3)                       11/01/07     3.61      2,901,253
  1,080,000   Rio, WI Community School District TRPN (3)                        10/16/07     3.65      1,080,235
  1,000,000   Ripon, WI School District TRAN (3)                                09/28/07     3.68      1,000,434

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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value             Standard
   Amount                                                                        Date    Coupon (2)    (Note 1)   Moody's  & Poor's
---------                                                                        ----    ----------   --------    -------  --------
Tax Exempt General Obligation Notes & Bonds (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Sheboygan, WI Area School District TRAN (3)                       06/27/07     3.62%  $ 1,500,181
  4,700,000   Spring Lake Park, MN Independent School District No. 016
              Aid Anticipation Certificates - Series B                          09/24/07     3.77     4,710,449      P-1      A-1+
  1,900,000   Valders, WI Area School District TRAN  (3)                        09/21/07     3.64     1,900,430
  1,750,000   Waukesha, WI BAN                                                  07/02/07     3.96     1,750,000    MIG-1
  1,030,000   Woodruff & Arbor Vitae, WI School District No.1 TRPN (3)          08/27/07     3.66     1,030,385
-----------                                                                                         -----------
 59,630,000   Total Tax Exempt General Obligation Notes & Bonds                                      59,663,014
-----------                                                                                         -----------
Variable Rate Demand Instruments (4) (59.44%)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,115,000  ABN AMRO Munitops Certificates Trust (Alaska Non-AMT)
              Single Asset - Series 2006-9 (State of Alaska International
              Airports System RRB - Series 2006 B,D)
              Insured by MBIA Insurance Corporation                             10/01/14     3.99%  $  3,115,000     AAA      Aaa
   5,000,000  ABN AMRO Munitops Certificates Trust (Arizona Non-AMT)
              Single Asset - Series 2005-54
              Insured by FGIC                                                   07/01/13     3.99      5,000,000   VMIG-1
   3,000,000  ABN AMRO Munitops Certificate Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13     3.99      3,000,000      P-1     A-1+
   2,000,000  ABN AMRO Munitops Certificates Trust (Florida Non-AMT)
              Single Asset - Series 2004-48
              Insured by AMBAC Assurance Corporation                            06/01/12     3.99      2,000,000   VMIG-1
   1,500,000  ABN AMRO Munitops Certificates Trust (Florida Non-AMT),
              Series 2006-50
              Insured by MBIA Insurance Corporation                             09/01/14     3.99      1,500,000   VMIG-1
   5,475,000  ABN AMRO Munitops Certificates Trust (Texas Non-AMT)
              Single Asset - Series 2005-47
              (Edinburgh Consolidated Independent
              School District (Hidalgo County, TX) - Series 2005) (3)
              Guaranteed by Texas Permanent School Fund                         02/15/13     3.99      5,475,000
   4,000,000  Alachua County, FL Health Facilities Authority RB
              (Oak Hammock at the University of Florida Project) - Series 2002A
              LOC BNP Paribas                                                   10/01/32     4.06      4,000,000   VMIG-1
     800,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series B
              LOC Barclays Bank PLC                                             12/01/41     3.96        800,000   VMIG-1     A-1+

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The accompanying notes are an integral part of these financial statements.

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DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007
(UNAUDITED)
================================================================================


                                                                                                                    Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value             Standard
   Amount                                                                        Date    Coupon (2)    (Note 1)   Moody's  & Poor's
---------                                                                        ----    ----------   --------    -------  --------
Variable Rate Demand Instruments (4)  (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,800,000   Burke County, GA Development Authority PCRB
              (Oglethorpe Power Corp. Vogtle Project) - Series 1994A
              Insured by FGIC                                                   01/01/19     3.91%   $ 1,800,000    VMIG-1    A-1+
    100,000   Fairfax County, VA IDA RB (Health Care Hospital
              Inova Health System) - Series 1988A-D                             10/01/25     3.78        100,000    VMIG-1    A-1+
  1,400,000   Floaters-TRs Series FR-M6J (Commonwealth of Massachusetts
              GO Bonds Consolidated Loan of 2002 - Series C)
              Insured by FSA                                                    11/01/11     4.03      1,400,000    VMIG-1
  5,900,000   Florida Gulf Coast University Financing Corporation Capital
              Improvement RB (Housing Project) - Series 2005A
              LOC Wachovia Bank, N.A.                                           02/01/35     3.96      5,900,000    VMIG-1
  2,660,000   Florida Housing Finance Corporation Multifamily Mortgage RB
              (Heather Glenn Apartments Project) - Series 2003H
              Guaranteed by Federal National Mortgage Association               06/15/36     3.95      2,660,000    VMIG-1
  1,855,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22     3.97      1,855,000    VMIG-1    A-1+
  1,700,000   Illinois Development Finance Authority
              (US Acrylic, Inc. Project) - Series 2003
              LOC Fifth Third Bank                                              08/01/33     4.05      1,700,000       P-1    A-1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                   02/01/33     3.95      3,400,000              A-1+
  3,700,000   Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     4.06      3,700,000              A-1+
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                              12/01/14     3.98      3,000,000    VMIG-1
  2,900,000   Jefferson County, AL Public Park & Recreation Board RB
              (YMCA of Birmingham Project) - Series 2005
              LOC Amsouth Bank                                                  09/01/25     3.96      2,900,000    VMIG-1
  1,395,000   Jefferson County, KY
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                              01/01/19     4.04      1,395,000       P-1    A-1+
  6,000,000   Lehman Municipal Trust Reciepts, Floater Trust Receipts -
              Series 2006 P58U (Relating to State of Connecticut Health
              and Education Facility Authority RB Yale University Series X-1)   07/01/42     3.95      6,000,000    VMIG-1    A-1

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Te accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                    Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value             Standard
   Amount                                                                        Date    Coupon (2)    (Note 1)   Moody's  & Poor's
---------                                                                        ----    ----------   --------    -------  --------
Variable Rate Demand Instruments (4) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Lexington-Fayette, KY
              (Roman Catholic Diocese of Lexington) - Series 2005A
              LOC Fifth Third Bank                                              10/01/32     3.98%   $ 3,000,000    VMIG-1    A-1+
   1,740,000  Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (3)                                05/01/29     3.98      1,740,000
     100,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian Postal University)
              LOC Allied Irish Bank PLC                                         05/01/29     3.99        100,000    VMIG-1
   2,820,000  Massachusetts Water Resources Authority RB
              (Multi-Modal Subordinated Group) - Series 2002C
              LOC Landesbank Hessen                                             08/01/20     4.10      2,820,000    VMIG-1    A-1+
   2,000,000  Mecklenburg County, NC                                            02/01/27     4.01      2,000,000    VMIG-1    A-1
   3,100,000  Metropolitan Transportation Authority, NY Transportation  RB
              Series 2005 Subseries G-1/G-2
              LOC BNP Paribas                                                   11/01/26     4.10      3,100,000    VMIG-1    A-1+
   2,885,000  Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                       01/01/16     3.83      2,885,000              A-1
   2,000,000  Nebraska Educational Finance Authority
              (Concordia University Project) - Series 2005
              LOC Fifth Third Bank                                              12/15/35     4.17      2,000,000              A-1+
   4,200,000  New Ulm, MN Hospital Refunding RB
              (The Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A.                                        08/01/14     3.85      4,200,000              A-1+
   3,000,000  New York City, NY City Housing Development Corp. Multi-family
              Mortgage RB (201 Pearl Street Development) - Series A and B
              Collateralized by Federal National Mortgage Association           10/15/41     3.90      3,000,000              A-1+
     910,000  New York  Municipal Securities Trust Certificates - Series 5020
              Class A                                                           07/01/18     4.02        910,000    VMIG-1
   2,465,000  North Dakota State HFA - Series B
              Insured by FSA                                                    01/01/34     4.03      2,465,000    VMIG-1
   3,000,000  North Carolina Educational Facilities Financial Agency RB
              (Duke University Project) - Series 1992A                          06/01/27     3.91      3,000,000    VMIG-1    A-1+
   3,000,000  Ohio State University General Receipts Bonds - Series 2001        12/01/31     3.92      3,000,000    VMIG-1    A-1+
   2,890,000  Oregon State Department of Administrative Services
              COPs - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                   11/01/23     3.98      2,890,000    VMIG-1

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The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                   Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value             Standard
   Amount                                                                        Date    Coupon (2)    (Note 1)   Moody's  & Poor's
---------                                                                        ----    ----------   --------    -------  --------
Variable Rate Demand Instruments (4)  (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,925,000   Pinellas County, FL Health Facility Authority RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America, N.A.                                         03/01/17     3.93%   $ 1,925,000              A-1+
  2,355,000   PUTTERs - Series 1167 (Relating to Pennsylvania
              Turnpike Commission - Series 2005A)
              Insured by FSA                                                    01/15/23     3.98      2,355,000    VMIG-1
  3,020,000   Sarasota County, FL Continuing Care Retirement Community RB
              (Glenridge Palmer Project) - Series 2006
              LOC Bank of Scotland                                              06/01/36     4.06      3,020,000    VMIG-1
  2,000,000   Shelby County, TN
              Health Educational & Housing Facilities Board Revenue
              (Americare Health Properties Project) - Series 2005
              LOC Fifth Third Bank                                              12/01/30     3.98      2,000,000       P-1    A-1+
  2,990,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                    12/01/22     3.98      2,990,000    VMIG-1
  2,000,000   Sublette County, WY Pollution Control PCRB
              (Exxon Project) - Series 1984                                     11/01/14     4.06      2,000,000       P-1    A-1+
  2,000,000   Sunshine State Governmental Financing
              Commission RB - Series 1986
              Insured by AMBAC Assurance Corporation                            07/01/16     4.10      2,000,000    VMIG-1
  5,000,000   Tampa, FL Student Housing RB (CHF Tampa, LLC Project)
              LOC Royal Bank of Canada                                          10/01/37     3.93      5,000,000    VMIG-1    A-1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corporation                             10/01/40     3.97      2,520,000              A-1+
  1,575,000   Tulsa, OK IDA IDRB (Indian Health Care Project)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     4.15      1,575,000    VMIG-1    A-1+
  3,900,000   University of Southern Indiana RB (Student Fee) - Series G
              LOC JPMorgan Chase Bank, N.A.                                     10/01/19     3.95      3,900,000    VMIG-1    A-1+
  2,000,000   Utah Transit Authority Subordinated Sales Tax RB - Series 2006B
              LOC Fortis Bank                                                   06/15/36     4.10      2,000,000    VMIG-1    A-1+
  2,500,000   Volusia County, FL Educational Facility Authority RB
              ROCs -RR-II-R-440 (3)
              Insured by Radian Asset Assurance, Inc.                           10/15/35     3.99      2,500,000

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The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                    Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current       Value             Standard
   Amount                                                                        Date    Coupon (2)    (Note 1)   Moody's  & Poor's
---------                                                                        ----    ----------    --------   -------  --------
Variable Rate Demand Instruments (4) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,600,000   Washington County, PA  Authority Lease RB
              LOC Wachovia Bank, N.A.                                           12/15/18     3.91%  $  1,600,000    VMIG-1
  3,100,000   Washington State Housing Finance Commission Non-Profit
              Housing RB (Mirabella Project) - Series A
              LOC HSH Nordbank, A.G.                                            03/01/36     4.03      3,100,000              A-1
-----------                                                                                          -----------
136,295,000   Total Variable Rate Demand Instruments                                                 136,295,000
-----------                                                                                          -----------
Variable Rate Demand Instruments - Private Placements (4)  (7.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,079,000   Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     4.95%  $  3,079,000       P-1    A-1
  2,104,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     4.95      2,104,000       P-1    A-1
  3,058,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     4.95      3,058,000       P-1    A-1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     4.95      1,500,000       P-1    A-1
  3,895,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20     3.83      3,895,000       P-1    A-1
  1,270,000   St. Cloud, MN (Kelly Inn Project)
              LOC U.S. Bank, N.A,                                               04/01/13     4.10      1,270,000       P-1    A-1+
  1,697,200   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     5.36      1,697,200       P-1    A-1+
-----------                                                                                         ------------
 16,603,200   Total Variable Rate Demand Instruments - Private Placements                             16,603,200
-----------                                                                                         ------------
              Total Investments (99.08%) (cost $227,181,214+)                                        227,181,214
              Cash and other assets, in excess of liabilities (0.92%)                                  2,105,702
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $229,286,916
                                                                                                    ============

              +   Aggregate cost for federal income tax purposes is identical.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007
(UNAUDITED)
===============================================================================

FOOTNOTES:
(1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(2) The interest rate shown reflects the security's current coupon, unless yield is available.

(3) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(4) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     AMT       =  Alternate Minimum Tax                         LOC       =  Letter of Credit
     BAN       =  Bond Anticipation Note                        MHRB      =  Multi-Family Housing Revenue Bond
     COPs      =  Certificates of Participation                 PCRB      =  Pollution Control Revenue Bond
     EDC       =  Economic Development Corporation              RB        =  Revenue Bond
     EDRB      =  Economic Development Revenue Bond             RDRB      =  Residential Development Revenue Bond
     FGIC      =  Financial Guaranty Insurance Company          RN        =  Revenue Note
     FSA       =  Financial Security Assurance                  ROCs      =  Reset Option Certificates
     GO        =  General Obligation                            TICs      =  Trust Inverse Certificates
     HFA       =  Housing Finance Authority                     TOCs      =  Tender Option Certificates
     IDA       =  Industrial Development Authority              TRAN      =  Tax and Revenue Anticipation Note
     IDRB      =  Industrial Development Revenue Bond           TRPN      =  Tax and Revenue Promissory Notes



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
APRIL 30, 2007
(UNAUDITED)
===============================================================================

------------------------- ---------------------------- ------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- ------------------------
Alabama                           $   2,900,000                      1.28%
Alaska                                3,115,000                      1.37
Arizona                               5,000,000                      2.20
California                            8,241,000                      3.63
Colorado                              3,000,000                      1.32
Connecticut                           6,000,000                      2.64
Florida                              36,425,000                     16.03
Georgia                               1,800,000                      0.79
Illinois                              5,100,000                      2.25
Indiana                               3,900,000                      1.72
Iowa                                  3,700,000                      1.63
Kentucky                              4,395,000                      1.93
Maryland                              8,280,000                      3.64
Massachusetts                         4,220,000                      1.86
Michigan                              5,742,088                      2.53
Minnesota                            10,180,449                      4.48
Nebraska                              2,000,000                      0.88
New York                              7,010,000                      3.09
North Carolina                        5,000,000                      2.20
North Dakota                          2,465,000                      1.09
Ohio                                 11,394,817                      5.02
Oklahoma                              1,575,000                      0.69
Oregon                                2,890,000                      1.27
Pennsylvania                          4,755,000                      2.09
Rhode Island                          5,000,000                      2.20
Tennessee                             2,000,000                      0.88
Texas                                 9,275,000                      4.08
Utah                                  3,697,200                      1.63
Virginia                                100,000                      0.04
Washington                            6,090,000                      2.68
Wisconsin                            47,410,660                     20.87
Wyoming                               2,000,000                      0.88
Other Territories                     2,520,000                      1.11
------------------------- ---------------------------- ------------------------
Total                             $ 227,181,214                   100.00%
------------------------- ---------------------------- ------------------------

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007
(UNAUDITED)
===============================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)..............................        $   227,181,214
   Cash ..............................................................................                238,140
   Accrued interest receivable........................................................              2,436,991
   Prepaid expenses...................................................................                 19,619
                                                                                              ---------------
      Total assets....................................................................            229,875,964
                                                                                              ---------------

LIABILITIES
   Payable to affiliates*.............................................................                157,393
   Accrued expenses...................................................................                222,894
   Dividends payable..................................................................                208,761
                                                                                              ---------------
      Total liabilities...............................................................                589,048
                                                                                              ---------------
   Net assets.........................................................................        $   229,286,916
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 4)............................        $   229,303,617
   Accumulated net realized loss......................................................                (16,701)
                                                                                              ---------------
   Net assets.........................................................................        $   229,286,916
                                                                                              ===============


Net asset value, per share (Note 4):

  Class Name                                        Net Assets          Shares Outstanding       Net Asset Value
-------------                                       -----------         ------------------       ---------------
  Class A Shares............................        $68,815,700             68,870,868                 $1.00
  Class B Shares............................        $96,157,918             96,235,005                 $1.00
  Thornburg Shares..........................        $15,270,232             15,282,474                 $1.00
  First Southwest Shares....................        $49,043,066             49,082,383                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2007
(UNAUDITED)
===============================================================================

INVESTMENT INCOME

Income:
    Interest................................................................................  $     6,469,139
                                                                                              ---------------
Expenses: (Note 2)
    Investment management fee...............................................................          571,749
    Administration fee......................................................................          369,438
    Distribution fee (First Southwest shares)...............................................           67,410
    Shareholder servicing fee (Class A shares)..............................................           98,330
    Shareholder servicing fee (Thornburg shares)............................................           18,294
    Shareholder servicing fee (First Southwest shares)......................................           67,410
    Custodian expenses......................................................................           15,091
    Shareholder servicing and related shareholder expenses+.................................          113,615
    Legal, compliance and filing fees.......................................................          260,761
    Audit and accounting....................................................................           99,409
    Directors' fees and expenses............................................................           13,311
    Other Expenses..........................................................................            9,601
                                                                                              ---------------
       Total expenses.......................................................................        1,704,419
              Expenses paid indirectly......................................................           (4,450)
              Fees waived...................................................................         (170,829)
                                                                                              ---------------
       Net expenses.........................................................................        1,529,140
                                                                                              ---------------
Net investment income.......................................................................        4,939,999

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................           (2,234)
                                                                                              ---------------
Increase in net assets from operations......................................................  $     4,937,765
                                                                                              ===============


+ Includes class specific transfer agency expenses of $23,619, $51,151 and $3,696 for Class A, Class B and Thornburg shares, respectively.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                                      Six Months Ended                 Year
                                                                       April 30, 2007                  Ended
                                                                         (Unaudited)             October 31, 2006
                                                                          ---------              ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................  $      4,939,999          $      9,169,442
    Net realized gain (loss) on investments.......................            (2,234)                   -0-
                                                                    ----------------          ----------------
    Increase in net assets from operations........................         4,937,765                 9,169,442
Dividends to shareholders from net investment income: *
    Class A shares................................................        (1,049,452)               (2,180,201)
    Class B shares................................................        (2,983,400)               (5,400,025)
    Thornburg shares..............................................          (195,604)                 (318,269)
    First Southwest shares........................................          (711,543)               (1,270,947)
                                                                    ----------------          ----------------
    Total dividend to shareholders................................        (4,939,999)               (9,169,442)
                                                                    ----------------          ----------------
Capital share transactions (Note 3):
    Class A shares................................................       (22,680,643)              (20,617,359)
    Class B shares................................................      (121,467,107)               27,624,996
    Thornburg shares..............................................         2,198,799                 2,658,348
    First Southwest shares........................................         5,508,728               (23,191,523)
                                                                    ----------------          ----------------
    Total capital share transactions..............................      (136,440,223)              (13,525,538)
                                                                    ----------------          ----------------
        Total increase (decrease).................................      (136,442,457)              (13,525,538)

Net assets:
    Beginning of period...........................................       365,729,373               379,254,911
                                                                    ----------------          ----------------
    End of period.................................................  $    229,286,916          $    365,729,373
                                                                    ----------------          ----------------
Undistributed net investment income...............................  $        -0-              $        -0-
                                                                    ================          ================


*   Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================


1. Summary of Accounting Policies
Daily Tax Free Income Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the
United   States  of  America  for  investment  companies  as follows:

    a) Valuation of Securities -
     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

    d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    e) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

    f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at an annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended April 30, 2007, the following fees were voluntarily waived by the Manager, Distributor and Shareholder Servicing Agent:

      Administration fee                            $  121,020
      Distribution fee - First Southwest Shares         45,839
      Transfer agency fees - Class A Shares              3,970
                                                    ----------
      Total fees waived                             $  170,829
                                                    ==========

The Manager, Distributor, and Shareholder Servicing Agent have no right to recoup prior waivers.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $6,000 per annum plus $850 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang Complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each independent Director will also receive a fee of $1,500 for each Board of Directors or committee meeting held telephonically. In addition, the Lead Independent Director will receive an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman will receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager. These fees will be allocated among, the Fund, California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Income Fund, Florida Daily Municipal Income Fund, New Jersey Daily Municipal Income Fund, Inc., and Short Term Income Fund, Inc.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, Class B and Thornburg Shares of the Fund. For the period ended April 30, 2007 these fees after waivers amounted to:


                                                  Amount                %
                                                 -------              ----
 Class A shares.............................     $15,862              .04%
 Class B Shares.............................      51,557              .05%
 Thornburg Shares...........................       3,696              .05%
                                                 -------
 Total Transfer Agency Fees.................     $71,115
                                                 =======


3. Compensating Balance Arrangement and Other Transactions

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, effective November 1, 2006, with the Daily Tax Free Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On April 30, 2007 the cash balance was ($426,771).

For the period ended April 30, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:


   Custodian expenses.....................................        3,112
   Shareholder servicing and related shareholder expenses.        1,338
                                                             ----------
   Total..................................................   $    4,450
                                                             ==========

4. Capital Stock
At April 30, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:


                                                Six Months Ended                          Year
                                                 April 30, 2007                          Ended
Class A shares                                     (Unaudited)                      October 31, 2006
--------------                                      ---------                       ----------------
Sold......................................          232,107,843                        435,110,820
Issued on reinvestment of dividends.......              964,949                          1,953,477
Redeemed..................................         (255,753,435)                      (457,681,656)
                                                   ------------                       ------------
Net increase (decrease)...................          (22,680,643)                       (20,617,359)
                                                   ============                       ============

Class B shares
--------------
Sold......................................          659,052,511                        866,929,583
Issued on reinvestment of dividends.......            2,734,893                          4,394,624
Redeemed..................................         (783,254,511)                      (843,699,211)
                                                   ------------                       ------------
Net increase (decrease)...................         (121,467,107)                        27,624,996
                                                   ============                       ============


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

4. Capital Stock (Continued)

                                                Six Months Ended                         Year
                                                 April 30, 2007                         Ended
Thornburg shares                                   (Unaudited)                     October 31, 2006
----------------                                    ---------                      ----------------
Sold......................................           26,899,626                         41,017,815
Issued on reinvestment of dividends.......              192,662                            310,620
Redeemed..................................          (24,893,489)                       (38,670,087)
                                                    -----------                        -----------
Net increase (decrease)...................            2,198,799                          2,658,348
                                                    ===========                        ===========

First Southwest shares
----------------------
Sold......................................          106,676,333                        175,033,642
Issued on reinvestment of dividends.......              711,363                          1,270,927
Redeemed..................................         (101,878,968)                      (199,496,092)
                                                   ------------                        -----------
Net increase (decrease)...................            5,508,728                        (23,191,523)
                                                   ============                        ===========


5. Tax Information

The tax character of all dividends paid during the years ended October 31, 2006 and 2005 were tax exempt income.

At October 31, 2006, the Fund had unused capital loss carry forwards of $14,467, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2010.

At October 31, 2006, the Fund had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding June 29, 2007. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

6. Financial Highlights

                                                       Six Months Ended
                                                        April 30, 2007                     Years Ended October 31,
                                                                          --------------------------------------------------------
Class A shares                                            (Unaudited)      2006        2005         2004         2003        2002
--------------                                             ---------      -------    -------      --------     --------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $  1.00       $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                           --------      --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income...............................       0.013         0.023       0.012        0.002        0.002       0.007
   Net realized and unrealized gain (loss)
      on investments...................................      (0.000)         --         0.000         --          0.000       0.000
                                                           --------      --------    --------     --------     --------    --------
   Total from investment operations....................       0.013         0.023       0.012        0.002        0.002       0.007
                                                           --------      --------    --------     --------     --------    --------
Less distributions:
   Dividends from net investment income................      (0.013)       (0.023)     (0.012)      (0.002)      (0.002)     (0.007)
   Net realized gains on investments...................        --            --          --           --           --          --
                                                           --------      --------    --------     --------     --------    --------
   Total distributions.................................      (0.013)       (0.023)     (0.012)      (0.002)      (0.002)     (0.007)
                                                           --------      --------    --------     --------     --------    --------
Net asset value, end of period.........................    $  1.00       $  1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                           ========      ========    ========     ========     ========    ========
Total Return...........................................      1.33%(a)       2.38%        1.19%        0.22%       0.25%       0.73%
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $ 68,816      $  91,506   $ 112,115     $109,120     $109,926   $128,709
Ratios to average net assets:
   Expenses, net of fees waived (b)....................      1.01%(c)       1.01%        1.01%        1.00%        1.00%      0.97%
   Net investment income...............................      2.67%(c)       2.34%        1.17%        0.22%        0.25%      0.73%
   Administration fees waived..........................      0.07%(c)       0.08%         --           --           --         --
   Expenses paid indirectly............................      0.00%(c)        --          0.00%        0.00%        0.00%      0.00%
   Shareholder servicing fees waived...................        --            --           --          0.02%        0.04%       --
   Transfer Agency fees waived.........................      0.01%(c)       0.01%         --           --           --         --

(a)  Not annualized
(b)  Includes expenses paid indirectly if applicable.
(c)  Annualized



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

6. Financial Highlights (Continued)

                                                       Six Months Ended
                                                        April 30, 2007                     Years Ended October 31,
                                                                          --------------------------------------------------------
Class B shares                                            (Unaudited)      2006        2005         2004         2003        2002
--------------                                             ---------      -------    -------      --------     --------     ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $  1.00       $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                           --------      --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income...............................       0.014         0.026       0.014        0.005        0.005       0.010
   Net realized and unrealized gain (loss)
      on investments...................................      (0.000)         --         0.000         --          0.000       0.000
                                                           --------      --------    --------     --------     --------    --------
   Total from investment operations....................       0.014         0.026       0.014        0.005        0.005       0.010
                                                           --------      --------    --------     --------     --------    --------
Less distributions:
   Dividends from net investment income................      (0.014)       (0.026)     (0.014)      (0.005)      (0.005)     (0.010)
   Net realized gains on investments...................        --            --          --           --           --          --
                                                           --------      --------    --------     --------     --------    --------
   Total distributions.................................      (0.014)       (0.026)     (0.014)      (0.005)      (0.005)     (0.010)
                                                           --------      --------    --------     --------     --------    --------
Net asset value, end of period.........................    $  1.00       $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                           ========      ========    ========     ========     ========    ========
Total Return...........................................      1.46%(a)       2.63%       1.44%        0.47%        0.49%       1.05%
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $ 96,158      $217,594    $ 189,986    $ 223,736    $ 275,687   $262,311
Ratios to average net assets:
   Expenses, (b).......................................      0.76%(c)       0.77%        0.77%        0.75%        0.75%      0.66%
   Net investment income...............................      2.92%(c)       2.59%        1.40%        0.46%        0.49%      1.05%
   Administration fees waived..........................      0.07%(c)       0.08%         --           --           --         --
   Expenses paid indirectly............................      0.00%(c)        --          0.00%        0.00%        0.00%      0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly if applicable.
(c)  Annualized



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

6. Financial Highlights(Continued)

                                                          Six Months Ended
                                                           April 30, 2007                  Years Ended October 31,
                                                                          --------------------------------------------------------
Thornburg shares                                            (Unaudited)      2006        2005         2004         2003       2002
----------------                                             ---------      -------    -------      --------     --------    ------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................    $  1.00       $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                           --------      --------    --------     --------     --------    --------
Income from investment operations:
   Net investment income...............................       0.013         0.023       0.012        0.002        0.002       0.007
   Net realized and unrealized gain (loss)
      on investments...................................      (0.000)         --         0.000         --          0.000       0.000
                                                           --------      --------    --------     --------     --------    --------
   Total from investment operations....................       0.013         0.023       0.012        0.002        0.002       0.007
                                                           --------      --------    --------     --------     --------    --------
Less distributions:
   Dividends from net investment income................      (0.013)       (0.023)     (0.012)      (0.002)      (0.002)     (0.007)
   Net realized gains on investments...................        --            --          --           --           --          --
                                                           --------      --------    --------     --------     --------    --------
   Total distributions.................................      (0.013)       (0.023)     (0.012)      (0.002)      (0.002)     (0.007)
                                                           --------      --------    --------     --------     --------    --------
Net asset value, end of period.........................    $  1.00       $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
                                                           ========      ========    ========     ========     ========    ========
Total Return...........................................       1.33%(a)      2.38%       1.19%        0.22%        0.25%      0.73%
Ratios/Supplemental Data
Net assets, end of period (000's)......................    $ 15,270      $ 13,077    $  10,420    $   9,213    $  11,572   $ 8,277
Ratios to average net assets
   Expenses, net of fees waived (b)....................      1.01%(c)       1.01%        1.01%       1.00%        1.00%      0.97%
   Net investment income...............................      2.67%(c)       2.37%        1.17%       0.22%        0.25%      0.73%
   Administration fees waived..........................      0.07%(c)       0.08%         --          --           --         --
   Expenses paid indirectly............................      0.00%(c)        --          0.00%       0.00%        0.00%      0.00%
   Shareholder servicing fees waived...................        --            --           --         0.02%        0.04%       --

(a)  Not annualized
(b)  Includes expenses paid indirectly if applicable.
(c)  Annualized


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

6. Financial Highlights (Continued)

                                                                                                                   August 5, 2002
                                                     Six Months Ended                                             (Commencement of
                                                      April 30, 2007           Years Ended October 31,              Offering) to
First Southwest shares                                  (Unaudited)     2006       2005       2004       2003     October 31, 2002
----------------------                                   ---------    -------    -------    -------    -------    ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..............       $  1.00      $  1.00    $  1.00    $  1.00    $  1.00        $  1.00
                                                         --------     --------   --------   --------   --------       --------
Income from investment operations:
   Net investment income..........................          0.013        0.023      0.012      0.002      0.002          0.002
   Net realized and unrealized gain (loss)
      on investments..............................         (0.000)        --        0.000       --        0.000          0.000
                                                         --------     --------   --------   --------   --------       --------
   Total from investment operations...............          0.013        0.023      0.012      0.002      0.002          0.002
                                                         --------     --------   --------   --------   --------       --------
Less distributions:
   Dividends from net investment income...........         (0.013)      (0.023)    (0.012)    (0.002)    (0.002)        (0.002)
   Net realized gains on investments..............           --           --         --         --         --             --
                                                         --------     --------   --------   --------   --------       --------
   Total distribution.............................         (0.013)      (0.023)    (0.012)    (0.002)    (0.002)        (0.002)
                                                         --------     --------   --------   --------   --------       --------
Net asset value, end of period....................       $  1.00      $  1.00    $  1.00    $  1.00    $  1.00        $  1.00
                                                         ========     ========   ========   ========   ========       ========
Total Return......................................          1.32%(a)     2.34%      1.18%      0.19%      0.23%          0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).................       $ 49,043     $ 43,552   $ 66,733   $ 42,836   $ 36,691       $ 19,318
Ratios to average net assets:
   Expenses, net of fees waived (b)...............          1.04%(c)     1.04%      1.04%      1.03%      1.02%          1.03%(c)
   Net investment income..........................          2.64%(c)     2.28%      1.20%      0.20%      0.19%          0.63%(c)
   Administration fees waived.....................          0.07%(c)     0.08%       --         --         --              --
   Expenses paid indirectly.......................          0.00%(c)      --        0.00%      0.00%      0.00%          0.00%(c)
   Distribution fees waived.......................          0.17%(c)     0.17%      0.17%      0.17%      0.19%          0.08%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly if applicable
(c)  Annualized


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 8, 2007, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)  The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

     2)  The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended December 31, 2006. The peer group categories included: (i) an asset-based peer group of retail no-load tax-exempt money market funds, as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing other retail tax-exempt money market funds that are considered to be competitors of the Fund with similar distribution channels ("expense group 2"); (iii) a peer group of all funds in the Lipper universe with similar load-type to the Fund regardless of asset size ("expense universe") and
(iv) other tax-exempt money market funds that are advised or sub-advised by the Manager ("subadvised expense group"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the lst quintile for the one-month and ten-year periods and the 2nd quintile for the one, three and five-year periods (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Class A shares of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the Peer Groups. The Directors also acknowledged that the differences in expense ratios as between the various shares classes of the Fund was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Directors also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund's. The Directors concluded that the level of the management fee was reasonable in light of these factors.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005, and were provided with a verbal update as to the range of profitability as of December 31, 2006. The Manager assured the Directors that final profitability data would be distributed to the Directors as soon as it was finalized. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

   4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth in the future, however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there was significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

   5)  Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.



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
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


-------------------------------------------------------------------------------







                                                          DAILY
                                                          TAX FREE
------------------------------------------------------    INCOME
This report is submitted for the general  information     FUND, INC.
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,                        Semi-Annual Report
     Brooklyn, New York 11217                           April 30, 2007
                                                          (Unaudited)
Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth New York 10020




DTF04/07S

-------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

Not Applicable.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

     (a)(1) Not Applicable (disclosure required in annual report on N-CSR only).

     (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

     (a)(3) Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*     /s/Anthony Pace
                                 Anthony Pace, Treasurer and Assistant Secretary
Date: July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Steven W. Duff
                                 Steven W. Duff, President
Date: July 6, 2007

By (Signature and Title)*     /s/Anthony Pace
                                 Anthony Pace, Treasurer and Assistant Secretary
Date: July 6, 2007

* Print the name and title of each signing officer under his or her signature.